INCOME TAX EXPENSE (Tables)	12 Months Ended
Aug. 31, 2020
INCOME TAX EXPENSE
Schedule of Income Tax Expense

Income tax expense consisted of the following:

	For the year ended August 31,
	2018	2019	2020
	RMB	RMB	RMB
Current income tax expense (benefit):
The PRC	60,278	73,142	85,668
Canada	170	—	—
Hong Kong	243	11,225	(897)
The US	—	379	4,192
The UK	—	411	1,629
Deferred income tax expense (benefit):
PRC	6,599	(3,446)	5,841
Canada	92	(144)	(178)
The US	—	(514)	(4,605)
The UK	—	(473)	(12,658)
Total income tax expense:	67,382	80,580	78,992

Schedule of Deferred Tax Assets and Liabilities

	As of August 31,
	2019	2020
	RMB	RMB
Deferred tax assets:
Net operating loss carry-forward	54,697	132,609
Others	5,409	3,231
Less: valuation allowance	29,773	100,162
Total deferred tax assets	30,333	35,678
Deferred tax liabilities:
Intangible assets	53,689	57,826
Total deferred tax liabilities	53,689	57,826

Schedule of Movement in Valuation Allowance

Movement in valuation allowance is as follows:

	For the year ended August 31,
	2018	2019	2020
	RMB	RMB	RMB
Beginning balance	12,283	18,164	29,773
Additions from acquisition	370	—	18,580
Additions	8,963	14,025	67,706
Reversal	(3,395)	(2,268)	(13,751)
Expired	(57)	(148)	(2,146)
Ending balance	18,164	29,773	100,162

Schedule of Reconciliation Between Provision for Income Taxes Computed by Applying PRC EIT Rates of 25% to Income Before Income Taxes and Actual Provision for Income Tax

19.     INCOME TAX EXPENSE - continued

Reconciliation between the provision for income taxes computed by applying the PRC EIT rates of 25% in year 2018, 2019 and 2020 to income before income taxes and the actual provision for income tax were as follows:

	For the year ended August 31,
	2018	2019	2020
	RMB	RMB	RMB
Net income before provision for income tax	316,325	333,577	243,761
PRC statutory tax rate	25%	25%	25%
Income tax at statutory tax rate	79,081	83,394	60,940
Effect of expenses that are not deductible in determining taxable profit	8,238	13,481	17,323
Unrecognized tax losses	8,963	14,025	67,706
Utilization of tax losses previously not recognized	(3,395)	(2,268)	(13,751)
Expiration of tax losses previously recognized	—	—	1,721
Utilization of tax losses against pre-acquisition profits	—	8,837	—
Effect of tax rate difference from tax holiday and statutory rate in other jurisdictions	(25,497)	(36,889)	(54,286)
Others	(8)	—	(661)
Income tax expense recognized in profit or loss	67,382	80,580	78,992